CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 79,186,695	$ 77,187,266
Intangible assets	6,744,106	9,623,488
Investment in associates	4,664,005	4,697,625
Trade and other receivables	29,400,051	33,012,927
Other non-financial assets	484,116	938,261
Inventories	658,121	196,275
Deferred tax asset	98,380	0
Total non-current assets	121,235,474	125,655,842
Current assets
Inventories	804,226	895,252
Other non-financial assets	900,361	1,369,911
Trade and other receivables	18,735,089	21,293,677
Other financial assets	14,076,309	10,481,099
Cash and cash equivalents	278,698	2,033,761
Total current assets	34,794,683	36,073,700
Property, plant and equipment available for sale	2,359,451	0
Total assets	158,389,608	161,729,542
Equity
Capital stock	1,514,022	1,514,022
Adjustment to capital stock	25,619,864	25,619,864
Legal reserve	3,838,044	3,238,426
Voluntary reserve	48,479,823	36,092,233
Other equity accounts	(1,966,148)	0
Retained earnings	6,897,425	12,987,208
Equity attributable to holders of the parent	84,383,030	79,451,753
Non-controlling interests	128,319	1,076,487
Total equity	84,511,349	80,528,240
Non-current liabilities
Other non-financial liabilities	5,254,302	5,928,471
Other loans and borrowings	30,844,867	41,777,839
Compensation and employee benefits liabilities	314,612	312,142
Provisions	45,403	12,512
Deferred income tax liabilities	8,999,900	8,590,917
Total non-current liabilities	45,459,084	56,621,881
Current liabilities
Trade and other payables	2,545,492	8,031,529
Other non-financial liabilities	2,251,198	2,361,153
Other loans and borrowings	20,124,461	10,926,497
Compensation and employee benefits liabilities	1,018,919	951,227
Income tax payable	2,444,250	2,271,636
Provisions	34,855	37,379
Total current liabilities	28,419,175	24,579,421
Total liabilities	73,878,259	81,201,302
Total equity and liabilities	$ 158,389,608	$ 161,729,542